GENERAL (Acquisition of Magrab Naturtsen AB) (Narrative) (Details) - Magrab Naturtsen Ab [Member] kr in Thousands, $ in Thousands		12 Months Ended
	Jul. 06, 2022 USD ($)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 06, 2022 SEK (kr)	Jul. 06, 2022 USD ($)
Business Acquisition [Line Items]
Ownership interest, percentage					100.00%	100.00%
Total net consideration	$ 3,109	kr 7,250	$ 700
Deferred consideration additional amount					kr 10,500	$ 1,000
Fair value of Deferred consideration	$ 875
Additional contingent consideration arrangement amount					kr 4,000	$ 380
Useful life	8 years
Acquisition-related costs				$ 80